Due to Related Parties (Tables)	9 Months Ended
Aug. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	August 31,2018	November 30, 2017
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, Payable monthly	$1,338,975	$1,290,465